UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-13795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     November 07, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $136,282 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4794    93740 SH       SOLE                    93740        0        0
AIRGAS INC                     COM              009363102     4331    67870 SH       SOLE                    67870        0        0
AON CORP                       COM              037389103     4518   107626 SH       SOLE                   107626        0        0
AT&T INC                       COM              00206R102     6040   211770 SH       SOLE                   211770        0        0
ATRION CORP                    COM              049904105     5447    26265 SH       SOLE                    26265        0        0
BECTON DICKINSON & CO          COM              075887109     5194    70840 SH       SOLE                    70840        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     3782    53240 SH       SOLE                    53240        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     5308    62645 SH       SOLE                    62645        0        0
CANADIAN NAT RES LTD           COM              136385101     7868   268795 SH       SOLE                   268795        0        0
CENOVUS ENERGY INC             COM              15135U109     4496   146415 SH       SOLE                   146415        0        0
CISCO SYS INC                  COM              17275R102     6052   390465 SH       SOLE                   390465        0        0
CVS CAREMARK CORPORATION       COM              126650100     5289   157470 SH       SOLE                   157470        0        0
DELL INC                       COM              24702R101     4409   311815 SH       SOLE                   311815        0        0
DISNEY WALT CO                 COM DISNEY       254687106     3495   115895 SH       SOLE                   115895        0        0
DORMAN PRODUCTS INC            COM              258278100     3114    94215 SH       SOLE                    94215        0        0
E M C CORP MASS                COM              268648102     5817   277125 SH       SOLE                   277125        0        0
INTEL CORP                     COM              458140100     4886   229010 SH       SOLE                   229010        0        0
MICROSOFT CORP                 COM              594918104     5631   226220 SH       SOLE                   226220        0        0
MOSAIC CO NEW                  COM              61945C103     4185    85465 SH       SOLE                    85465        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     4127    80575 SH       SOLE                    80575        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     3449    48240 SH       SOLE                    48240        0        0
PREFORMED LINE PRODS CO        COM              740444104     3010    65720 SH       SOLE                    65720        0        0
QUALCOMM INC                   COM              747525103     3758    77280 SH       SOLE                    77280        0        0
RAVEN INDS INC                 COM              754212108     3366    69830 SH       SOLE                    69830        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7162    45310 SH       SOLE                    45310        0        0
TRAVELERS COMPANIES INC        COM              89417E109     3953    81130 SH       SOLE                    81130        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     6619   257955 SH       SOLE                   257955        0        0
WAL MART STORES INC            COM              931142103     6182   119105 SH       SOLE                   119105        0        0